Long Term Debt - Schedule of Debt (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Total	$ 418,772	$ 616,224
Current portion of Long-term debt	35,767	77,284
Liability directly associated with asset held for sale	8,077	4,000
Long-term debt	374,928	534,940
Current portion of deferred financing costs	1,373	1,500
Financing cost, directly associated with asset held for sale	31	17
Deferred financing costs non-current	3,617	3,057
Total deferred financing costs	5,021	4,574
Less: Total deferred financing costs	5,021	4,574
Total debt, net of deferred financing costs	413,751	611,650
Less: Current portion of long-term debt, net of current portion of deferred financing costs	34,394	75,784
Less: Liability directly associated with asset held for sale net of deferred financing cost	8,046	3,983
Long-term debt, net of deferred financing costs, non-current	371,311	531,883
November 2018
Debt Instrument [Line Items]
Total	9,750	22,250
December 2019
Debt Instrument [Line Items]
Total	0	29,000
November 2014
Debt Instrument [Line Items]
Total	0	79,758
April 2019
Debt Instrument [Line Items]
Total	0	8,000
September 2021
Debt Instrument [Line Items]
Total	30,000	0
Maxeikosiepta
Debt Instrument [Line Items]
Total	0	4,000
Maxtessera | November 2018
Debt Instrument [Line Items]
Total	0	22,000
Maxtessera | April 2021
Debt Instrument [Line Items]
Total	28,933	0
Avstes
Debt Instrument [Line Items]
Total	0	5,985
Maxeikosi
Debt Instrument [Line Items]
Total	0	10,893
Maxeikosiexi
Debt Instrument [Line Items]
Total	0	4,432
Marathassa
Debt Instrument [Line Items]
Total	0	4,820
Marinouki
Debt Instrument [Line Items]
Total	0	7,263
Kerasies
Debt Instrument [Line Items]
Total	0	5,097
Soffive
Debt Instrument [Line Items]
Total	0	7,853
Eptaprohi
Debt Instrument [Line Items]
Total	0	37,053
Petra
Debt Instrument [Line Items]
Total	0	6,135
Pemer
Debt Instrument [Line Items]
Total	0	6,135
Shikokuepta | February 2016
Debt Instrument [Line Items]
Total	0	17,150
Shikokuepta | August 2021
Debt Instrument [Line Items]
Total	23,667	0
Maxeikosiena
Debt Instrument [Line Items]
Total	0	18,058
Shikokupente, Shikokuennia, Penner, Petra
Debt Instrument [Line Items]
Total	870	8,510
Shikokupente
Debt Instrument [Line Items]
Total	10,210	12,927
Shikokuennia
Debt Instrument [Line Items]
Total	8,668	14,385
Maxeikositria
Debt Instrument [Line Items]
Total	8,077	10,893
Maxpente
Debt Instrument [Line Items]
Total	11,450	16,100
Maxeikositessera
Debt Instrument [Line Items]
Total	8,134	11,310
Maxenteka
Debt Instrument [Line Items]
Total	10,294	13,536
Pelea, Vasstwo, Eniaprohi, Vassone
Debt Instrument [Line Items]
Total	31,250	43,250
Maxdeka
Debt Instrument [Line Items]
Total	17,572	19,076
Shikoku Friendship
Debt Instrument [Line Items]
Total	18,484	20,066
Shikokutessera
Debt Instrument [Line Items]
Total	17,990	19,502
Glovertwo
Debt Instrument [Line Items]
Total	16,900	18,344
Pentakomo
Debt Instrument [Line Items]
Total	13,000	14,500
Maxdekatria
Debt Instrument [Line Items]
Total	13,000	14,500
Eptaprohi, Kerasies, Marathassa, Marinouki, Soffive, Pemer, Petra | June 2021
Debt Instrument [Line Items]
Total	29,137	0
Eptaprohi, Kerasies, Marathassa, Marinouki, Soffive, Pemer, Petra | June 2021, 2
Debt Instrument [Line Items]
Total	10,000	0
Youngtwo
Debt Instrument [Line Items]
Total	20,491	21,203
Monagrouli
Debt Instrument [Line Items]
Total	24,200	25,520
Shikokuokto
Debt Instrument [Line Items]
Total	16,500	18,000
Gloversix
Debt Instrument [Line Items]
Total	17,160	18,720
Pinewood
Debt Instrument [Line Items]
Total	$ 23,035	$ 0